Equipment, right-of-use assets and leasehold improvements, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Items Include in Equipment and Leasehold Improvement
The following table provides a summary of the items included in equipment, right-of-use and leasehold improvements:

	December 31,
	2025	2024
Equipment and leasehold improvements, net	5,326	4,509
Right-of-use assets	14,347	15,167
	19,673	19,676

Schedule of Breakdown of Cost, Accumulated Depreciation, Additions and Disposals of Equipment and Leasehold Improvements
Equipment, right-of-use assets and leasehold improvements are detailed as follows:

	IT equipment	Furniture and fixtures	Leasehold improvements	Other equipment	Right-of-use assets	Total
Cost:
Balance as of January 1, 2023	3,941	1,808	8,301	717	17,503	32,270
Additions and reclassifications	369	92	124	176	1,388	2,149
Disposals	(28)	(83)	(117)	(49)	(1,216)	(1,493)
Effect of movement in exchange rates	5	3	5	—	—	13
Balance as of December 31, 2023	4,287	1,820	8,313	844	17,675	32,939
Additions and reclassifications	632	274	768	139	3,623	5,436
Disposals	(157)	(50)	(72)	(3)	(36)	(318)
Effect of movement in exchange rates	(15)	(13)	(35)	—	—	(63)
Balance as of December 31, 2024	4,747	2,031	8,974	980	21,262	37,994
Additions and reclassifications	604	594	1,070	178	506	2,952
Disposals	(158)	(101)	—	(7)	(113)	(379)
Effect of movement in exchange rates	8	8	26	—	—	42
Balance as of December 31, 2025	5,201	2,532	10,070	1,151	21,655	40,609

Accumulated depreciation:
Balance as of January 1, 2023	3,142	1,636	4,906	642	4,662	14,988
Depreciation and amortization for the year	449	54	589	69	1,119	2,280
Disposals	(25)	(83)	(117)	(49)	(859)	(1,133)
Effect of movement in exchange rates	4	1	5	—	—	10
Balance as of December 31, 2023	3,570	1,608	5,383	662	4,922	16,145
Depreciation and amortization for the year	456	84	684	72	1,203	2,499
Disposals	(161)	(53)	(55)	(1)	(30)	(300)
Effect of movement in exchange rates	(8)	(7)	(11)	—	—	(26)
Balance as of December 31, 2024	3,857	1,632	6,001	733	6,095	18,318
Depreciation and amortization for the year	477	166	882	116	1,213	2,854
Disposals	(154)	(91)	—	(6)	—	(251)
Effect of movement in exchange rates	4	2	9	—	—	15
Balance as of December 31, 2025	4,184	1,709	6,892	843	7,308	20,936

Carrying amounts as of:
December 31, 2025	1,017	823	3,178	308	14,347	19,673
December 31, 2024	890	399	2,973	247	15,167	19,676
December 31, 2023	717	212	2,930	182	12,753	16,794